Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 249,580		₱ 252,557
Total long-term debt (Notes 28 and 29)	239,580		252,557
Less portion maturing within one year (Note 28)	22,292		11,482
Noncurrent portion of long-term debt (Note 28)	217,288		241,075
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	41,894	$ 750	40,439	$ 793
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	197,686		212,118
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 32,892	589	29,971	588
Fixed Rate Notes [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.5000% to 3.4500% in 2022 and 2021
Total long-term debt (Notes 28 and 29)	₱ 32,892	589	29,971	588
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 9,002	161	10,468	205
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.0500% in 2022 and 2021
Total long-term debt (Notes 28 and 29)	₱ 9,002	$ 161	10,468	$ 205
Term Loans [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 28 and 29)	₱ 22,405		26,830
Term Loans [Member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9000% to 5.566%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.6250%) and TDF + 0.2500% in 2022and 3.9000% to 6.7339%; PHP BVAL + 0.5000% to 0.9000% (floor rate 3.9000% to 4.5000%) and TDF + 0.2500% in 2021
Total long-term debt (Notes 28 and 29)	₱ 195,090		209,524
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2813% in 2022 and 5.2250% to 5.2813% in 2021
Total long-term debt (Notes 28 and 29)	₱ 2,596		₱ 2,594